Capitalization of Costs Relating to the Acquisition or Renewal of Insurance Contracts (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Deferred Policy Acquisition Costs Disclosures [Abstract]
New accounting pronouncement or change in accounting principle, cumulative effect of change in equity or net assets	$ 1.7